Document And Entity Information	Oct. 27, 2020
Cover [Abstract]
Entity Registrant Name	DORMAN PRODUCTS, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amended Form 8-K”) amends the Current Report on Form 8-K filed by Dorman Products, Inc. (the “Company”) on October 28, 2020 (the “Original Form 8-K”). On October 28, 2020, the Company issued a press release (the “Press Release”) announcing its financial results for the third quarter ended September 26, 2020, which Press Release was furnished as Exhibit 99.1 to the Original Form 8-K. The purpose of this Amended Form 8-K is to correct certain typographical errors contained in the Press Release. No other changes to the Original Form 8-K have been made.
Document Period End Date	Oct. 27, 2020
Entity Central Index Key	0000868780
Entity File Number	000-18914
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2078856
Entity Address, Address Line One	3400 East Walnut Street
Entity Address, City or Town	Colmar
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18915
City Area Code	215
Local Phone Number	997-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security12b Title	Common Stock, $0.01 Par Value
Trading Symbol	DORM
Security Exchange Name	NASDAQ